Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Equity
Equity reserves	$ 17,922,725	$ 8,898,633
Legal reserve
Equity
Equity reserves	9,747,885	6,407,256
Fiscal and statutory reserves
Equity
Equity reserves	509,082	509,082
Occasional reserves
Equity
Equity reserves	$ 7,665,758	$ 1,982,295